Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000031266
Eaton Vance Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	evsit_SupplementTextBlock

EATON VANCE COMMODITY STRATEGY FUND

Supplement to Prospectus dated May 1, 2015 and Summary Prospectus dated May 1, 2015

On or before November 30, 2015, Eaton Vance Management, the Fund's investment adviser, will assume direct responsibility for the Fund's day-to-day portfolio management.  At such time, Armored Wolf, LLC, will cease to serve as the Fund's sub-adviser.

October 2, 2015

19970 10.2.15